Schedule of Investments (unaudited)	iShares® MSCI Colombia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 7.4%
Banco de Bogota SA	2,287	$43,174
Bancolombia SA	347,333	2,529,124
Grupo Aval Acciones y Valores SA	144,144	40,429
		2,612,727
Building Products — 5.2%
Tecnoglass Inc.	83,487	1,835,879

Capital Markets — 1.7%
Bolsa de Valores de Colombia	194,912	599,244

Construction & Engineering — 1.0%
Construcciones El Condor SA	643,976	173,672
Constructora Conconcreto SA(a)	1,706,010	174,834
		348,506
Construction Materials — 3.4%
Cementos Argos SA	288,284	394,175
CEMEX Latam Holdings SA(a)	155,915	155,578
Grupo Argos SA	238,414	649,402
		1,199,155
Diversified Financial Services — 5.0%
Corp. Financiera Colombiana SA(a)	52,092	396,590
Grupo de Inversiones Suramericana SA	249,230	1,345,627
		1,742,217
Electric Utilities — 13.2%
Celsia SA ESP	231,096	260,263
Enel Americas SA	7,976,872	1,101,018
Interconexion Electrica SA ESP	610,255	3,294,850
		4,656,131
Food Products — 4.4%
Grupo Nutresa SA	267,239	1,556,732

Gas Utilities — 4.2%
Grupo Energia Bogota SA ESP	2,287,378	1,436,706
Promigas SA ESP	23,428	41,700
		1,478,406
Metals & Mining — 1.7%
Mineros SA	536,475	591,164

Oil, Gas & Consumable Fuels — 23.4%
Canacol Energy Ltd.	578,701	1,599,985
Ecopetrol SA	6,984,362	4,125,068
Empresas COPEC SA	107,949	1,089,175
Parex Resources Inc.(a)	79,659	1,392,656
		8,206,884
Security	Shares	Value
Specialty Retail — 1.1%
Organizacion Terpel SA(a)	198,300	$393,070

Wireless Telecommunication Services — 3.8%
Millicom International Cellular SA, SDR(a)	29,678	1,326,566

Total Common Stocks — 75.5%
(Cost: $24,521,166)		26,546,681

Preferred Stocks

Banks — 20.5%
Banco Davivienda SA, Preference Shares, NVS	194,387	1,520,287
Bancolombia SA, Preference Shares, NVS	629,833	4,688,077
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	3,454,317	1,004,249
		7,212,613
Construction Materials — 0.6%
Cementos Argos SA, Preference Shares, NVS	43,930	43,729
Grupo Argos SA/Colombia, Preference Shares, NVS	75,299	162,457
		206,186
Diversified Financial Services — 1.0%
Corp. Financiera Colombiana SA, Preference Shares, NVS	6,672	41,493
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	63,062	299,323
		340,816
Total Preferred Stocks — 22.1%
(Cost: $7,653,050)		7,759,615

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	130,000	130,000

Total Short-Term Investments — 0.4%
(Cost: $130,000)		130,000

Total Investments in Securities — 98.0%
(Cost: $32,304,216)		34,436,296

Other Assets, Less Liabilities — 2.0%		689,663

Net Assets — 100.0%		$35,125,959

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Colombia ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/20	at Cost		from Sales		Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$56,085	$—		$(56,069	)(b)	$(22)	$6	$—	—	$38	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	130,000	(b)	—		—	—	130,000	130,000	4		—
						$(22)	$6	$130,000		$42		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	12	06/18/21	$817	$(4,359)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,220,115	$1,326,566	$—	$26,546,681
Preferred Stocks	7,759,615	—	—	7,759,615
Money Market Funds	130,000	—	—	130,000
	$33,109,730	$1,326,566	$—	$34,436,296
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,359)	$—	$—	$(4,359)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                     Non-Voting Shares

SDR                     Swedish Depositary Receipt